Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Current:
State	$(3)	$3	$2
Foreign	—	1	(22)
	(3)	4	(20)
Deferred:
State	(3)	8	15
Foreign	7	17	35
	4	25	50
Provision (benefit) for income taxes	$1	$29	$30

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Provision (benefit) at statutory rate	$(475)	$459	$402
Increases (decreases) in taxes resulting from:
Income not subject to U.S. federal tax	475	(459)	(402)
State income taxes	(6)	11	17
Foreign operations — net	7	18	13
Provision (benefit) for income taxes	$1	$29	$30